Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	1.162%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,668,646.05

Principal:
Principal Collections	$20,167,184.63
Prepayments in Full	$10,704,990.95
Liquidation Proceeds	$397,006.46
Recoveries	$131,276.16
Sub Total	$31,400,458.20
Collections	$33,069,104.25

Purchase Amounts:
Purchase Amounts Related to Principal	$212,024.30
Purchase Amounts Related to Interest	$1,090.33
Sub Total	$213,114.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,282,218.88

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,282,218.88
Servicing Fee	$490,230.81	$490,230.81	$0.00	$0.00	$32,791,988.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,791,988.07
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,791,988.07
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,791,988.07
Interest - Class A-3 Notes	$356,892.69	$356,892.69	$0.00	$0.00	$32,435,095.38
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$32,282,329.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,282,329.38
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$32,202,178.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,202,178.21
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$32,144,263.21
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,144,263.21
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$32,073,185.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,073,185.71
Regular Principal Payment	$29,790,347.94	$29,790,347.94	$0.00	$0.00	$2,282,837.77
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,282,837.77
Residual Released to Depositor	$0.00	$2,282,837.77	$0.00	$0.00	$0.00
Total		$33,282,218.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,790,347.94
Total					$29,790,347.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,790,347.94	$61.68	$356,892.69	$0.74	$30,147,240.63	$62.42
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$29,790,347.94	$18.49	$718,802.36	$0.45	$30,509,150.30	$18.94

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$334,586,893.71	0.6927265	$304,796,545.77	0.6310487
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$556,926,893.71	0.3457155	$527,136,545.77	0.3272230

Pool Information
Weighted Average APR	3.447%	3.443%
Weighted Average Remaining Term	35.18	34.39
Number of Receivables Outstanding	40,514	39,375
Pool Balance	$588,276,973.74	$556,270,158.00
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$557,404,057.91	$527,136,545.77
Pool Factor	0.3523887	0.3332160

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$29,133,612.23
Targeted Overcollateralization Amount	$29,133,612.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,133,612.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		125	$525,609.40
(Recoveries)		118	$131,276.16
Net Loss for Current Collection Period			$394,333.24
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8044%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.1590%
Second Prior Collection Period			1.0439%
Prior Collection Period			0.4791%
Current Collection Period			0.8269%
Four Month Average (Current and Prior Three Collection Periods)			0.8772%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,823	$10,022,245.34
(Cumulative Recoveries)			$1,037,724.66
Cumulative Net Loss for All Collection Periods			$8,984,520.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5382%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,621.57
Average Net Loss for Receivables that have experienced a Realized Loss			$2,350.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.45%	461	$8,064,457.42
61-90 Days Delinquent	0.17%	43	$945,202.65
91-120 Days Delinquent	0.04%	11	$238,315.39
Over 120 Days Delinquent	0.13%	40	$712,409.07
Total Delinquent Receivables	1.79%	555	$9,960,384.53

Repossession Inventory:
Repossessed in the Current Collection Period		28	$525,744.78
Total Repossessed Inventory		43	$927,457.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3062%
Prior Collection Period			0.2962%
Current Collection Period			0.2387%
Three Month Average			0.2804%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer